Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows From Operating Activities:
Net income (loss)	$ (1,047)	$ 6,267	$ 6,437
Adjustments to reconcile net income to net cash from operating activities:
Provision for credit losses	2,109	777	(813)
Depreciation	688	783	810
Amortization of intangibles	527	583	574
Goodwill, Impairment Loss	6,078	0	0
Securities (gains) losses	0	71	0
Net change in operating assets and liabilities:
LHFS	213	2,479	1,411
Loan servicing rights	(28)	(813)	(206)
Pension asset	(2,024)	1,399	(1,580)
Derivative assets and liabilities	409	3,836	1,296
Trading assets	573	(482)	(551)
Other assets and other liabilities	1,128	(1,434)	285
Other, net	5	(2,385)	229
Net cash from operating activities	8,631	11,081	7,892
Cash Flows From Investing Activities:
Proceeds from sales of AFS securities	21	3,314	148
Proceeds from maturities, calls and paydowns of AFS securities	10,009	12,299	33,968
Purchases of AFS securities	(4,230)	(9,357)	(70,775)
Proceeds from maturities, calls and paydowns of HTM securities	3,934	5,140	0
Purchases of HTM securities	0	(3,020)	0
Originations and purchases of loans and leases, net of sales and principal collected	12,202	(32,840)	9,787
Net cash received (paid) for FHLB stock	81	(1,231)	116
Net cash received (paid) for securities borrowed or purchased under agreements to resell	803	847	(2,283)
Net cash received (paid) for asset acquisitions, business combinations, and divestitures	(17)	(4,673)	(1,638)
Other, net	55	(451)	(1,379)
Net cash from investing activities	22,858	(29,972)	(32,056)
Cash Flows From Financing Activities:
Net change in deposits	(17,630)	(2,986)	35,423
Net change in short-term borrowings	1,397	18,060	(800)
Proceeds from issuance of long-term debt	50,943	15,777	4,728
Repayment of long-term debt	(55,018)	(7,297)	(7,959)
Repurchase of common stock	0	(250)	(1,616)
Redemption of preferred stock	0	0	(1,415)
Cash dividends paid on common stock	(2,770)	(2,656)	(2,485)
Cash dividends paid on preferred stock	(361)	(333)	(367)
Net cash received (paid) for hedge unwinds	(737)	(185)	0
Net cash from TIH minority stake sale	1,922	0	0
Other, net	(12)	(113)	82
Net cash from financing activities	(22,266)	20,017	25,591
Net Change in Cash and Cash Equivalents	9,223	1,126	1,427
Cash and Cash Equivalents of Continuing and Discontinued Operations, January 1	21,421	20,295	18,868
Cash and Cash Equivalents of Continuing and Discontinued Operations, December 31	30,644	21,421	20,295
Supplemental Disclosure of Cash Flow Information:
Net cash paid (received) during the period for interest expense	9,138	2,007	859
Net cash paid (received) during the period for income taxes	780	479	792
Noncash investing activities:
Transfer of loans HFI to LHFS	5,219	549	925
Purchases (sales) of securities not yet settled	0	0	2,275
Transfer of AFS securities to HTM	$ 0	$ 59,436	$ 0